Note 7 - Income and Mining Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income and mining tax (provision) / benefit at statutory rate, Amount				$ (74,927)	$ (18,943)	$ 5,880
Income and mining tax (provision) / benefit at statutory rate, Percentage				21.00%	21.00%	21.00%
State taxes, net of federal tax benefit, Amount	[1]			$ (16,080)	$ (7,102)	$ (1,623)
State taxes, net of federal tax benefit, Percentage	[1]			4.00%	8.00%	(6.00%)
US Mining and other taxes, Amount	[2]			$ (16,884)	$ (6,611)	$ (3,867)
US Mining and other taxes, Percentage	[2]			5.00%	7.00%	(14.00%)
Percentage depletion, Amount				$ 23,571	$ 9,896	$ 4,205
Percentage depletion, Percentage				(7.00%)	(11.00%)	15.00%
Transfer Pricing Allocation, Amount				$ (1,795)	$ (755)	$ 0
Transfer Pricing Allocation, Percentage				1.00%	1.00%	0.00%
Global intangible low-taxed income, Amount				$ (5,634)	$ 0	$ 0
Global intangible low-taxed income, Percentage				2.00%	0.00%	0.00%
Subpart F, Amount				$ (6,368)	$ 0	$ 0
Subpart F, Percentage				2.00%	0.00%	0.00%
Change in valuation allowance, Amount				$ (3,875)	$ (3,387)	$ (5,712)
Change in valuation allowance, Percentage				1.00%	4.00%	(20.00%)
Compensation, Amount				$ (838)	$ (2,588)	$ (1,536)
Compensation, Percentage				0.00%	3.00%	(6.00%)
Other, Amount				$ (2,332)	$ (2,224)	$ (1,673)
Other, Percentage				1.00%	2.00%	(6.00%)
Total income and mining tax provision		$ (50,900)	$ (14,304)	$ (98,742)	$ (39,969)	$ (12,246)
Total (provision) benefit, Percentage				28.00%	44.00%	(44.00%)
Canada
Effective Income Tax Rate Reconciliation [Line Items]
Change in valuation allowance, Amount				$ 4,437	$ (7,000)	$ (6,731)
Change in valuation allowance, Percentage				(1.00%)	8.00%	(24.00%)
Provincial - Change in valuation allowance, Amount				$ 3,495	$ (5,598)	$ (4,764)
Provincial - Change in valuation allowance, Percentage				(1.00%)	6.00%	(17.00%)
Provincial - Currency remeasurement, Amount				$ 1,580	$ 1,856	$ (1,888)
Provincial - Currency remeasurement, Percentage				(1.00%)	(2.00%)	(7.00%)
Rate differential on foreign earnings, Amount				$ 2,808	$ (3,445)	$ (12,175)
Rate differential on foreign earnings, Percentage				(1.00%)	4.00%	(43.00%)
Currency remeasurement, Amount				$ 1,872	$ (3,065)	$ 2,240
Currency remeasurement, Percentage				(1.00%)	3.00%	8.00%
Mining taxes, Amount				$ (3,563)	$ 0	$ 0
Mining taxes, Percentage				1.00%	0.00%	0.00%
Provincial taxes, Amount				$ (4,834)	$ 7,837	$ 15,516
Provincial taxes, Percentage				1.00%	(9.00%)	55.00%
Other, Amount				$ 1,080	$ 1,683	$ 744
Other, Percentage				0.00%	(2.00%)	3.00%
Mexico
Effective Income Tax Rate Reconciliation [Line Items]
Change in valuation allowance, Amount				$ (2,178)	$ 1,617	$ (3,098)
Change in valuation allowance, Percentage				1.00%	(2.00%)	(11.00%)
Rate differential on foreign earnings, Amount				$ 195	$ 224	$ 369
Rate differential on foreign earnings, Percentage				0.00%	0.00%	1.00%
Currency remeasurement, Amount				$ 1,543	$ (2,297)	$ 283
Currency remeasurement, Percentage				0.00%	3.00%	1.00%
Other, Amount				$ (15)	$ (67)	$ 1,584
Other, Percentage				0.00%	0.00%	6.00%

[1]	(a) State taxes in Alaska made up the majority (greater than 50 percent) of the tax effect in this category.
[2]	(b) Mining taxes for Alaska Mine License Tax made up the majority (greater than 50 percent) of the tax effect in this category.